Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands		Total	Issued capital	Unpaid capital	AFAC [2]	Capital reserve	Treasury shares	Other comprehensive income	Accumulated losses
Beginning balance at Dec. 31, 2024		R$ (30,435,270)	R$ 2,315,628	R$ 0		R$ 2,066,023	R$ (4,334)	R$ 5,917	R$ (34,818,504)
Profit (loss) for the period		3,121,616							3,121,616
Total comprehensive income		3,121,616							3,121,616
Capital increase		4,745,197	4,816,231	(71,034)
Cost of issuing shares		(43,048)				(43,048)
Share-based incentive		70,551				70,551
Effect of fair value of shares issued	[1]	(3,499,499)				(3,499,499)
Shares disporal of		(4)					(4)
Ending balance at Jun. 30, 2025		(26,040,457)	7,131,859	(71,034)		(1,405,973)	(4,338)	5,917	(31,696,888)
Beginning balance at Dec. 31, 2025		(29,038,062)	7,131,859	(71,034)	R$ 0	(1,408,711)	(1,433)	4,903	(34,693,646)
Profit (loss) for the period		4,619,726							4,619,726
Total comprehensive income		4,619,726							4,619,726
Capital increase		14,626,080	14,624,993		1,087
Cost of issuing shares		(533,734)	0			(533,734)
Share-based incentive		80,885				80,885
Effect of fair value of shares issued	[1]	5,090,093				5,090,093
Shares disporal of		148				(1,285)	1,433
Ending balance at Jun. 30, 2026		R$ (5,154,864)	R$ 21,756,852	R$ (71,034)	R$ 1,087	R$ 3,227,248	R$ 0	R$ 4,903	R$ (30,073,920)

[1]	Difference between the issuance price and the fair value of the shares on the conversion date.
[2]	Advance for future capital increase.